other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2025
other long-term liabilities
Schedule of other long-term liabilities

As at December 31 (millions)	Note	2025	2024
Contract liabilities	24	$132	$112
Other		2	2
Deferred revenues		134	114
Pension benefit liabilities	15	453	447
Other post-employment benefit liabilities		98	86
Derivative liabilities	4(h)	167	118
Deferred capital expenditure government grants		66	49
Investment in real estate joint venture	21(a)	—	4
Other		34	48
		952	866
Deferred customer activation and connection fees	24	3	3
		$955	$869